2. BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Statement of financial position

The main effects of these changes on the accounting policy in accordance with IAS 08 – Accounting Policies, Changes in Accounting Estimates and Errors on the restated financial statements as of December 31, 2019 and January 01, 2019 are as follows:

Statement of financial position	December 31, 2019				January 01,2019
	As presented	Reclassification	Adjustment	Restated	As presented	Reclassification	Adjustment	Restated
CURRENT ASSET
Concession financial assets (1)	1,080	(189)	—	891	1,071	(181)	—	890
Concession contract assets (1) (2)	172	189	215	576	131	181	170	482
Others	8,887	—	—	8,887	26,594	—	—	26,594
Total current assets	10,139	—	215	10,354	27,796	—	170	27,966

NON-CURRENT ASSETS
Concession financial assets (1)	4,851	(1,092)	—	3,759	4,927	(1,115)	—	3,812
Concession contract assets - transmission (1) (2)	1,024	1,092	383	2,499	999	1,115	313	2,427
Others	33,914	—	—	33,914	26,134	—	—	26,134
Total non-current assets	39,789	—	383	40,172	32,060	—	313	32,373
TOTAL ASSETS	49,928	—	598	50,526	59,856	—	483	60,339
	December 31, 2019			January 01,2019
Statement of financial position	As presented	Adjustment	Restated	As presented	Adjustment	Restated
CURRENT LIABILITIES
Taxes payable (3)	359	52	411	409	44	453
Others	7,554	—	7,554	22,984	—	22,984
Total current liabilities	7,913	52	7,965	23,393	44	23,437

NON-CURRENT LIABILITIES
Taxes payable (3)	1	226	227	30	219	249
Deferred income tax and social contribution tax (4)	661	109	770	728	75	803
Others	25,461	—	25,461	19,766	—	19,766
Total non-current liabilities	26,123	335	26,458	20,524	294	20,818
TOTAL LIABILITIES	34,036	387	34,423	43,917	338	44,255

EQUITY
Retained earnings	—	212	212	—	145	145
Others	15,887	—	15,887	14,579	—	14,579
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT (5)	15,887	212	16,099	14,579	145	14,724
NON-CONTROLLING INTERESTS	4	—	4	1,360	—	1,360
TOTAL EQUITY	15,891	212	16,103	15,939	145	16,084
(1)	Reclassification of the financial portion of the Basic Network of the Existing System (‘BNES’) asset to contract asset, since it was included into the remuneration base, and, thus, it is subject to the efficiency mechanisms applied to the operation and maintenance performance obligation.
(2)	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component in the contract asset and the result of the periodic tariff revision;
(3)	Effects of PIS/Pasep and Cofins over contract revenues.
(4)	Deferral of income tax and social contribution tax over the adjustments;
(5)	Effects of retrospective application of accounting policy, recorded as retained earnings, in accordance with IAS 08.

Statement of income

STATEMENT OF INCOME	Dec 31, 2019			Dec 31, 2018
As presented	Adjustment	Restated	As presented	Adjustment	Restated
CONTINUING OPERATIONS
NET REVENUE (1)	25,390	96	25,486	22,266	33	22,299

TOTAL COST	(19,598)	—	(19,598)	(17,677)	—	(17,677)

GROSS PROFIT	5,792	96	5,888	4,589	33	4,622

OPERATING EXPENSES (2)	(2,881)	5	(2,876)	(1,743)	—	(1,743)

Share of profit (loss), net, of affiliates and jointly-controlled entities	125	—	125	(104)	—	(104)
Dividends declared by investee classified as held for sale	73	—	73
Remeasurement of previously held equity interest in subsidiaries acquired	—	—	—	(119)	—	(119)
Impairment loss on investments	—	—	—	(127)	—	(127)
Net finance income	1,360	—	1,360	(518)	—	(518)
Income before income tax and social contribution tax	4,469	101	4,570	1,978	33	2,011

Current income tax and social contribution tax	(1,454)	—	(1,454)	(583)	—	(583)
Deferred income tax and social contribution tax (3)	(111)	(34)	(145)	(16)	(11)	(27)
Net income for the year from continuing operations	2,904	67	2,971	1,379	22	1,401
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations	224	—	224	363	—	363

NET INCOME FOR THE YEAR	3,128	67	3,195	1,742	22	1,764

Total of net income for the year attributed to:
Equity holders of the parent
Net income from continuing operations	2,903	67	2,970	1,378	22	1,400
Net income from discontinued operations	224	—	224	322	—	322
Net income for the year attributed to equity holders of the parent	3,127	67	3,194	1,700	22	1,722
Non-controlling interests
Net income from continuing operations	1	—	1	1	—	1
Net income from discontinued operations	—	—	—	41	—	41
NET INCOME FOR THE YEAR	3,128	67	3,195	1,742	22	1,764

Basic and diluted earnings per preferred share – R$ (4)	2.06	0.17	1.89	1.17	(0.15)	1.02
Basic and diluted earnings per common share – R$ (4)	2.06	0.17	1.89	1.17	(0.15)	1.02
Basic and diluted earnings per preferred share from continuing operations – R$ (4)	1.91	0.14	1.75	0.95	(0.12)	0.83
Basic and diluted earnings per common share from continuing operations – R$ (4)	1.91	0.14	1.75	0.95	(0.12)	0.83
Basic and diluted earnings per preferred share from discontinued operations – R$ (4)	0.15	0.01	0.14	0.22	(0.03)	0.19
Basic and diluted earnings per common share from discontinued operations – R$ (4)	0.15	0.01	0.14	0.22	(0.03)	0.19

(1)	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component;
(2)	Reversal of expected losses recorded in others expenses in prior periods.;
(3)	Deferral of income tax and social contribution tax over the adjustments;
(4)	The basic and diluted earnings per share for the years ended in December 31, 2019 and 2018 were also adjusted retrospectively in order to reflect the increase in the number of shares in 2021. For more information, see Note 26.

Statement of cash flows
STATEMENT OF CASH FLOWS	Dec 31, 2019 As presented	Adjustment	Dec 31, 2018 Restated
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	2,904	67	2,971
Net income for the year from discontinuing operations	224	—	224
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax (2)	111	34	145
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets (3)	130	(5)	125
Adjustment to expectation of contract asset and financial concession asset (4)	(507)	(249)	(756)
Deffered PIS/Pasep and Cofins over contract revenues (6)	—	15	15
Others	1,072	—	1,072
TOTAL	3,934	(138)	3,796
(Increase) decrease in assets
Concession contract and financial assets (5)	373	138	511
Others	(67)	—	(67)
TOTAL	306	138	444
Increase (decrease) in liabilities	957	—	957
Cash generated by operating activities	5,197	—	5,197
(1)	Effects of retrospective application of accounting policy, recorded as retained earnings, in accordance with IAS 08.
(2)	Deferral of income tax and social contribution tax over the adjustments;
(3)	Others immaterial adjustments referring to impairment losses and others expected losses.
(4)	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component and the result of the periodic tariff revision;
(5)	Adjustments in the amounts of the contract assets that were received, due to the reallocation of the consideration to performance obligation to construct and upgrade.
(6)	Effects of PIS/Pasep and Cofins over contract revenues, including the deferred taxes;
STATEMENT OF CASH FLOWS	Dec 31, 2019 As presented	Adjustment	Dec 31, 2018 Restated
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	1.379	22	1.401
Net income for the year from discontinuing operations	363	—	363
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax (2)	16	11	27
Adjustment to expectation of contract asset and financial concession asset (3)	(585)	(92)	(677)
Others (4)	985	2	987
TOTAL	2,158	(57)	2,101
(Increase) / decrease in assets
Concession contract and financial assets (5)	1,704	57	1,761
Others	1,450	—	1,450
TOTAL	3,154	57	3,211
Increase (decrease) in liabilities	(2,023)	—	(2,023)
TOTAL	3,289	—	3,289
(1)	Effects of retrospective application of accounting policy, recorded as retained earnings, in accordance with IAS 08.
(2)	Deferral of income tax and social contribution tax over the adjustments;
(3)	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component) and the result of the periodic tariff revision;
(4)	Adjustments in the amounts of the contract assets that were received, due to the reallocation of the consideration to performance obligation to construct and upgrade;
(5)	Effects of PIS/Pasep and Cofins over contract revenues, including the deferred taxes.

Statement of comprehensive income
Statement of comprehensive income	Dec 31, 2019 As presented	Adjustment	Dec 31, 2019 Restated	Dec 31, 2018 As presented	Adjustment	Dec 31, 2018 Restated
NET INCOME FOR THE YEAR	3,128	67	3,195	1,742	22	1,764
OTHER COMPREHENSIVE INCOME
Items not to be reclassified to profit or loss in subsequent periods	(1,055)	—	(1,055)	(463)	—	(463)

COMPREHENSIVE INCOME FOR THE YEAR	2,073	67	2,140	1,279	22	1,301
Total of comprehensive income for the year attributed to:
Equity holders of the parent	2,072	67	2,139	1,237	22	1,259
Non-controlling interests	1	—	1	42	—	42
	2,073	67	2,140	1,279	22	1,301